Financial Instruments - Derivatives Designated As Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative
Total	$ (3,542)	$ (11,445)	$ (23,132)
Depreciation expense
Derivative
Interest rate swaps	(154)	(144)	(122)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (3,388)	$ (11,301)	$ (23,010)